SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.

Our operations are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) storage & other (cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e., North America, Colombia, Brazil, Europe and Asia). Our investment in the TerraForm Power and TerraForm Global businesses led to the creation of the solar segment which is now reviewed on a standalone basis. Our investment in First Hydro also resulted in the creation of a storage segment which is now reviewed along with our cogeneration and biomass businesses, on an aggregate basis. The Colombia segment aggregates the financial results of its hydroelectric and cogeneration facilities. The results of our wind assets in South Africa that are classified as held for sale have been aggregated in the Asia wind business segment. The corporate segment represents all activity performed above the individual segments for the business.

Reporting to the CODM on the measures utilized to assess performance and allocate resources has been on a proportionate basis since the fourth quarter of 2017. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, and LP Units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.

Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.

Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.

Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.

In accordance with IFRS 8, Operating Segments, Brookfield Renewable discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. Except as it relates to proportionate financial information discussed above, the accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations.

Brookfield Renewable uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, distributions to preferred shareholders and preferred limited partners and other typical non-recurring items.

Brookfield Renewable uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests and distributions to preferred shareholders and preferred limited partners.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2018:

												Contribution
	Attributable to Unitholders											from	Attributable
	Hydroelectric			Wind				Solar	Storage	Corporate	Total	equity	to non-	As per
	North			North					and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Asia		Other			investments	interests	financials(1)
Revenues	893	244	216	219	73	42	12	146	85	-	1,930	(286)	1,338	2,982
Other income	12	5	4	2	11	-	-	5	-	7	46	(7)	11	50
Direct operating costs	(286)	(76)	(94)	(64)	(27)	(9)	(4)	(34)	(36)	(23)	(653)	86	(469)	(1,036)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	207	20	227
Adjusted EBITDA	619	173	126	157	57	33	8	117	49	(16)	1,323	-	900	-
Management service costs	-	-	-	-	-	-	-	-	-	(80)	(80)	-	-	(80)
Interest expense - borrowings	(172)	(22)	(38)	(63)	(17)	(9)	(4)	(45)	(17)	(99)	(486)	82	(301)	(705)
Current income taxes	(4)	(9)	(2)	(1)	(2)	-	1	-	-	-	(17)	3	(16)	(30)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	-	-	(38)	(38)	-	-	(38)
Preferred equity	-	-	-	-	-	-	-	-	-	(26)	(26)	-	-	(26)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(85)	(12)	(97)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	(571)	(571)
Funds From Operations	443	142	86	93	38	24	5	72	32	(259)	676	-	-	-
Depreciation	(231)	(136)	(18)	(122)	(43)	(13)	(2)	(40)	(23)	(2)	(630)	96	(285)	(819)
Foreign exchange and
unrealized financial instrument loss	(1)	(1)	7	2	9	(10)	3	(9)	(2)	-	(2)	(3)	(29)	(34)
Deferred income tax recovery	(1)	1	18	20	2	-	-	21	-	24	85	(50)	54	89
Other	(21)	(3)	(6)	(11)	(1)	-	(2)	(11)	(9)	(23)	(87)	19	(14)	(82)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	-	(62)	-	(62)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	-	274	274
Net income (loss) attributable
to Unitholders(2)	189	3	87	(18)	5	1	4	33	(2)	(260)	42	-	-	42

  Share of earnings from equity-accounted investments of $68 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $297 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2017:

											Contribution
	Attributable to Unitholders										from	Attributable
	Hydroelectric			Wind			Solar	Storage	Corporate	Total	equity	to non-	As per
	North			North				and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil		Other			investments	interests	financials(1)
Revenues	945	243	191	161	46	26	8	59	-	1,679	(74)	1,020	2,625
Other income	1	12	2	-	-	-	-	6	19	40	(11)	18	47
Direct operating costs	(281)	(77)	(94)	(42)	(20)	(4)	(2)	(32)	(25)	(577)	28	(429)	(978)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-		-	-	-	57	-	57
Adjusted EBITDA	665	178	99	119	26	22	6	33	(6)	1,142	-	609	-
Management service costs	-	-	-	-	-	-	-	-	(82)	(82)	-	-	(82)
Interest expense - borrowings	(180)	(18)	(42)	(45)	(10)	(6)	(3)	(14)	(89)	(407)	21	(246)	(632)
Current income taxes	1	(12)	(5)	-	(1)	-	(1)	-	-	(18)	1	(22)	(39)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	-	(28)	(28)	-	-	(28)
Preferred equity	-	-	-	-	-	-	-	-	(26)	(26)	-	-	(26)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-		-	-	-	(22)	-	(22)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-		-	-	-	-	(341)	(341)
Funds From Operations	486	148	52	74	15	16	2	19	(231)	581	-	-	-
Depreciation	(220)	(142)	(26)	(90)	(25)	(7)	(4)	(25)	-	(539)	22	(265)	(782)
Foreign exchange and
unrealized financial instrument loss	(12)	(3)	(3)	1	(14)	-	(1)	-	(15)	(47)	2	(1)	(46)
Deferred income tax expense	(67)	2	(10)	28	5	-	1	-	16	(25)	(3)	(21)	(49)
Other	(17)	(8)	6	(4)	4	2	(3)	-	(6)	(26)	12	(1)	(15)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	-	(33)	-	(33)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	-	288	288
Net income (loss) attributable to Unitholders(2)	170	(3)	19	9	(15)	11	(5)	(6)	(236)	(56)	-	-	(56)

  Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $53 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to our consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2016:

										Contribution
	Attributable to Unitholders									from	Attributable
	Hydroelectric			Wind			Storage	Corporate	Total	equity	to non-	As per
	North			North			and			accounted	controlling	IFRS
($ MILLIONS)	America	Brazil	Colombia	America	Europe	Brazil	Other			investments	interests	financials(1)
Revenues	819	187	192	151	56	17	58	1	1,481	(37)	1,008	2,452
Other income	24	13	3	-	-	-	(1)	8	47	-	17	64
Direct operating costs	(295)	(70)	(107)	(36)	(24)	(4)	(26)	(24)	(586)	16	(468)	(1,038)
Share of Adjusted EBITDA from
equity accounted investments	-	-	-	-	-	-	-	-	-	21	-	21
Adjusted EBITDA	548	130	88	115	32	13	31	(15)	942	-	557	-
Management service costs	-	-	-	-	-	-	-	(62)	(62)	-	-	(62)
Interest expense - borrowings	(177)	(24)	(36)	(41)	(14)	(7)	(12)	(91)	(402)	12	(216)	(606)
Current income taxes	(4)	(9)	(6)	-	-	-	-	-	(19)	-	(25)	(44)
Distributions attributable to
Preferred limited partners equity	-	-	-	-	-	-	-	(15)	(15)	-	-	(15)
Preferred equity	-	-	-	-	-	-	-	(25)	(25)	-	-	(25)
Share of interest and cash taxes from
equity accounted investments	-	-	-	-	-	-	-	-	-	(12)	-	(12)
Share of Funds From Operations
attributable to non-controlling interests	-	-	-	-	-	-	-	-	-	-	(316)	(316)
Funds From Operations	367	97	46	74	18	6	19	(208)	419	-	-	-
Depreciation	(244)	(125)	(31)	(80)	(38)	(4)	(18)	-	(540)	11	(252)	(781)
Foreign exchange and
unrealized financial instrument loss	1	-	1	-	-	-	2	-	4	-	-	4
Deferred income tax expense (recovery)	31	7	6	49	6	-	-	(21)	78	-	19	97
Other	(27)	(5)	3	4	6	(1)	(2)	(4)	(26)	(2)	(18)	(46)
Share of earnings from
equity accounted investments	-	-	-	-	-	-	-	-	-	(9)	-	(9)
Net income attributable to
non-controlling interests	-	-	-	-	-	-	-	-	-	-	251	251
Net income (loss) attributable to Unitholders(2)	128	(26)	25	47	(8)	1	1	(233)	(65)	-	-	(65)

  Share of earnings from equity-accounted investments of $nil is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $65 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
  Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table presents information on a segmented basis about certain items in Brookfield Renewable’s statement of financial position:

												Contribution
	Attributable to Unitholders											from	Attributable
	Hydroelectric			Wind				Solar	Storage	Corporate	Total	equity	to non-	As per
	North			North					and			accounted	controlling	IFRS
(MILLIONS)	America	Colombia	Brazil	America	Europe	Brazil	Asia		Other			investments	interests	financials
As at December 31, 2018:
Cash and cash equivalents	$6	$7	$37	$30	$29	$5	$2	$41	$9	$3	$169	$(81)	$85	$173
Property, plant and equipment, at fair value	11,498	1,609	1,907	2,480	819	348	36	1,354	686	(9)	20,728	(3,529)	11,826	29,025
Total assets	12,125	1,868	2,105	2,554	939	379	56	1,650	746	161	22,583	(2,483)	14,003	34,103
Total borrowings	2,995	419	198	1,204	463	75	31	1,021	249	2,334	8,989	(1,972)	3,701	10,718
Other liabilities	2,764	434	150	536	124	7	3	255	31	211	4,515	(511)	2,175	6,179
For the year ended December 31, 2018:
Additions to property, plant and equipment	96	7	30	11	10	-	-	9	3	6	172	(16)	145	301
As at December 31, 2017:
Cash and cash equivalents	$21	$14	$40	$18	$19	$7	$103	$90	$11	$7	330	$(30)	$499	$799
Property, plant and equipment, at fair value	11,396	1,303	1,908	1,798	482	304	11	602	625	-	18,429	(1,451)	10,118	27,096
Total assets	11,709	1,574	2,149	1,888	532	443	31	765	691	180	19,962	(1,040)	11,982	30,904
Total borrowings	3,049	447	200	1,005	233	192	9	499	253	2,552	8,439	(848)	4,175	11,766
Other liabilities	2,188	354	180	333	101	16	9	74	51	234	3,540	(191)	1,507	4,856
For the year ended December 31, 2017:
Additions to property, plant and equipment	90	8	59	6	34	-	-	-	13	10	220	(10)	144	354

Geographical Information

The following table presents consolidated revenue split by geographical region for the year ended December 31:

(MILLIONS)	2018	2017	2016
United States	$926	$871	$786
Colombia	896	797	819
Canada	428	480	442
Brazil	429	366	269
Europe	126	111	136
Asia	177	-	-
	$2,982	$2,625	$2,452

The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

	Dec 31	Dec 31
(MILLIONS)	2018	2017
United States	$12,705	$11,131
Colombia	6,665	5,401
Canada	5,705	5,810
Brazil	3,553	3,479
Europe	1,624	1,332
Asia	342	664
	$30,594	$27,817